Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of activities of the crypto currencies
Crypto currencies at December 31, 2020	$-
Additions of crypto currencies	201,152
Realized gain on sale of crypto currencies	-
Impairment of crypto currencies	-
Sale of crypto currencies	-
Crypto currencies at June 30, 2021	$201,152

Schedule of diluted earnings (loss) per ordinary share is the same as basic earnings (loss) per ordinary share
		Six Months Ended June 30,
		2021	2020
SPAC Warrants	See Note 21	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	1,500,000	-
Convertible Debenture	See Note 13	800,000	-
December 2020 Warrants	See Note 13	13,700,000	-
Series A Convertible Preferred Shares	See Note 14	2,333,333	-
February 2021 Warrants	See Note 14	26,666,667	-